Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants [Line Items]
Warrants outstanding (in Shares)	9,583,333	9,583,333	9,583,333
Warrant expire	5 years	5 years
Price per share	$ 10	$ 10
Business Combination [Member]
Warrants [Line Items]
Business combination issue price per share	$ 9.2	$ 9.2
Total equity proceeds, percentage	60.00%	60.00%
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)	5,000,000	5,000,000
Minimum [Member]
Warrants [Line Items]
Market value and newly issued price percentage	100.00%	100.00%
Redemption trigger price per share		$ 10
Stock price trigger for redemption of public warrants	$ 10
Maximum [Member]
Warrants [Line Items]
Market value and newly issued price percentage	180.00%	180.00%
Redemption trigger price per share		$ 18
Stock price trigger for redemption of public warrants	$ 18
Class A Common Stock [Member]
Warrants [Line Items]
Price per share		10
Warrant price per shares		0.1
Stock price trigger for redemption of public warrants	10
Redemption price per public warrant	0.1
Class A Common Stock [Member] | Business Combination [Member]
Warrants [Line Items]
Business combination issue price per share		9.2
Class A Common Stock [Member] | Business Combination [Member]
Warrants [Line Items]
Business combination issue price per share	9.2
Class A Common Stock [Member] | Private Placement Warrants [Member]
Warrants [Line Items]
Price per share		18
Warrant price per shares	0.01	0.01
Warrant redemption condition minimum share price	18
Redemption of Warrants [Member] | Class A Common Stock [Member]
Warrants [Line Items]
Price per share	$ 18	$ 18
Warrants [Member]
Warrants [Line Items]
Market value and newly issued price percentage	115.00%	115.00%
Warrants [Member] | Class A Common Stock [Member]
Warrants [Line Items]
Price per share		$ 10
Stock price trigger for redemption of public warrants	$ 10
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)		5,000,000	5,000,000